Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Liabilities [Abstract]
Balance at beginning of year		$ 7,937	$ 1,360,168
Additions		75,340	112,006
Recognized to revenue during the year		(19,788)	(122,662)
Refund to customers	[1]		(1,341,575)
Balance at end of year		$ 63,489	$ 7,937

[1]	Refund to customers are in relation to China-based clients who prepaid for surrogacy and ancillary caring services but requested for refund of fees so that they may appoint their own surrogate mothers in countries in which the Company does not conduct business. The Company sent the funds to accounts dictated by the clients and terminated service contract with those clients.